Inventories - Additional information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Classes Of Inventories [Line Items]
Inventory write-off	$ 28	$ 49
Decrease through write-off, financial assets	82	77
Inventories pledged as security for liabilities	1,072	947
Opening balance as previously reported
Classes Of Inventories [Line Items]
Net inventory write- back	$ 54	$ 28